Long-Term Debt - Summary of Long-Term Debt (Parentheticals) (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2019 USD ($)	Oct. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Revolving Loan Facility
Debt Instrument [Line Items]
Maximum borrowing capacity			$ 875.0		$ 875.0
$75.0 Million Revolving Credit Line
Debt Instrument [Line Items]
Maximum borrowing capacity			75.0	$ 75.0	75.0
$375.0 Million Term Loan B
Debt Instrument [Line Items]
Term loan amount			375.0		375.0
Original issue discount					0.7
$700.0 Million 4.750% Senior Unsecured Notes
Debt Instrument [Line Items]
Term loan amount			700.0		700.0
Interest rate	4.75%	4.75%
$565.0 Million 3.625% Senior Unsecured Notes
Debt Instrument [Line Items]
Term loan amount			565.0		565.0
Interest rate	3.625%	3.625%
EUR 662.9 Million Norwegian Epic Term Loan
Debt Instrument [Line Items]
Term loan amount | €	€ 662.9	€ 662.9
Norwegian Jewel Term Loan
Debt Instrument [Line Items]
Term loan amount			260.0		260.0
$230 Million Pride of America Term Loan
Debt Instrument [Line Items]
Term loan amount			230.0		230.0
EUR 529.8 million Breakaway one loan
Debt Instrument [Line Items]
Term loan amount | €	529.8	529.8
EUR 529.8 million Breakaway two loan
Debt Instrument [Line Items]
Term loan amount | €	529.8	529.8
EUR 590.5 million Breakaway three loan
Debt Instrument [Line Items]
Term loan amount | €	590.5	590.5
EUR 729.9 million Breakaway four loan
Debt Instrument [Line Items]
Term loan amount | €	729.9	729.9
EUR 710.8 Million Seahawk 1 Term Loan
Debt Instrument [Line Items]
Term loan amount | €	710.8	710.8
EUR 748.7 Million Seahawk 2 Term Loan
Debt Instrument [Line Items]
Term loan amount | €	€ 748.7	€ 748.7
Marina Newbuild Loan
Debt Instrument [Line Items]
Net unamortized premium			0.1		0.1
Riviera Newbuild Loan
Debt Instrument [Line Items]
Net unamortized premium			$ 0.1		$ 0.2